REVENUES - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from contracts with customers									$ 1,280,577	$ 1,317,452	$ 1,357,941
Revenue from leases									1,308,125	1,362,370	1,448,263
Revenue	$ 728,404	$ 644,430	$ 671,588	$ 544,280	$ 716,931	$ 667,255	$ 706,800	$ 588,836	2,588,702	2,679,822	2,806,204
Americas
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from contracts with customers									440,980	438,411	468,012
Revenue from leases									720,079	748,769	797,255
Revenue									1,161,059	1,187,180	1,265,267
International
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from contracts with customers									839,597	879,041	889,929
Revenue from leases									588,046	613,601	651,008
Revenue									1,427,643	1,492,642	1,540,937
United States
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from contracts with customers									429,475	418,378	444,371
Revenue									1,100,000	1,100,000	1,200,000
United States | Americas
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from contracts with customers									429,475	418,378	444,371
United States | International
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from contracts with customers									0	0	0
Other Americas
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from contracts with customers									68,665	66,504	66,550
Other Americas | Americas
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from contracts with customers									10,927	19,191	22,647
Other Americas | International
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from contracts with customers									57,738	47,313	43,903
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from contracts with customers									771,893	714,477	717,156
Europe | Americas
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from contracts with customers									0	0	0
Europe | International
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from contracts with customers									771,893	714,477	717,156
Asia-Pacific and other
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from contracts with customers									10,544	118,093	129,864
Asia-Pacific and other | Americas
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from contracts with customers									578	842	994
Asia-Pacific and other | International
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from contracts with customers									$ 9,966	$ 117,251	$ 128,870